Goodwill and Other Intangibles (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Amortized	$ (5,121)	$ (18,777)
December 31, 2022 [Member]
Amortized	5,121
January 2023 [Member]
Amortized	$ 1,707